Interest and Other Financing Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Borrowing costs [abstract]
Interest expense on long-term debt	$ 604	$ 627	$ 610
Interest expense on lease liabilities	69	64	60
Interest expense on long-term debt and lease liabilities	673	691	670
Interest (income) and other expense	(81)	(55)	(121)
Interest and other financing expense	$ 592	$ 636	$ 549